RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of Related Party Transactions

	2020	2019	2018
Salaries and consulting fees	$577,774	$425,412	$533,568
Share-based compensation	60,929	33,083	-
Stock option expense	144,639	-	-
Total	$783,342	$458,495	$533,568

Schedule of dept portions pertaining to related parties

	CEO	CFO of GR Unlimited LLC	Total
Balance - October 31, 2018	$-	$-	$-
Principal borrowed	50,000	50,000	100,000
Interest accrued	2,384	1,151	3,535
Balance - October 31, 2019	52,384	51,151	103,535
Principal borrowed	15,000	-	15,000
Principal repaid	(65,000)	(50,000)	(115,000)
Interest accrued	10,890	9,041	19,931
Interest paid	(13,274)	(10,192)	(23,466)
Balance - October 31, 2020	$-	$-	$-

The following table sets out portions of debt described at Note 12.4 pertaining to related parties:

	CEO	CFO of GR Unlimited LLC	Directors	Total
Balance - October 31, 2019, and 2018	$-	$-	$-	$-
Borrowed	50,000	100,000	150,000	300,000
Interest	21,745	43,491	65,236	130,472
Payments	(10,252)	(20,504)	(30,756)	(61,512)
Balance - October 31, 2020	$61,493	$122,987	$184,480	$368,960